Earnings per share - Basic earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Income attributable to equity holders of the Group	$ 247,724	$ 282,674	$ 239,506
Weighted average number of shares (thousands) (Note 31. c)	162,293	161,012	160,891
Basic earnings per share of the year attributable to the ordinary equity holders of the Group	$ 1.53	$ 1.76	$ 1.49